NORTHERN WAY RESOURCES, INC.
                           627 Moberly Road, Suite 601
                           Vancouver, British Columbia
                                 Canada V5Z 4B3



July 15, 2005

U.S. Securities & Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Mail Stop 0305

Attention:   Anita Karu
Dear Sirs:

Re: Northern Way Resources Inc. - Registration Statement on Form SB-2 Amendment No. 1 - File No. 333-125699

We are in receipt of your letter dated July 6, 2005 regarding our registration statement on Form SB-2. We respond to your comments as follows:

General
-------
1. Your disclosure indicates that you are a development stage company established four months ago and that you have not yet commenced business operations nor realized any revenues from your planned operations. In therefore appears that your proposed business may be commensurate in scope with the uncertainty ordinarily associated with a blank check company. Accordingly, please revise your disclosure throughout your registration statement to comply with Rule 419 of Regulation C or provide us with an explanation of why Rule 419 does not apply.

         Our review of Rule 419 of Regulation C indicates that it applies to companies that have no specific business plan, or are merely creating the appearance that they have a specific business plan.

         In contrast, our "Description of Business" provides detailed disclosure regarding our specific business plan, including information on the potential for our mineral property asset to contain economic mineralization and exploration budgets recommended by a professional geologist. We also have the cash on hand necessary to complete the recommended exploration.

Prospectus Cover Page
---------------------

2. We note that the selling shareholders will sell your shares at $0.10 per share until your shares are quoted on the OTC Bulletin Board, and thereafter at prevailing market prices or privately negotiated prices. Please clarify to indicate there is no assurance that your shares will be quoted and to be quoted on the OTC Bulletin Board, a market-maker file an application on your behalf in order to make a market for your common stock.

         We have indicated that there is no assurance that our stock will be quoted on the OTC Bulletin Board or that a market maker will file an application for quotation on our behalf in order to make a market for our common stock.

3. Please state prominently on the front cover page of your prospectus the fact that your auditors have issued a going concern opinion.

         We have disclosed that our independent accountant has issued an opinion stating that there is substantial doubt about our ability to continue as a going concern.

4. Clarify that the shares being offered include all outstanding shares with the exception of those held by the President. In this regard also state that the President owns sufficient shares to substantially control operations of the company.

         We have disclosed the following:

         "The shares being offered include all of our issued and outstanding shares, with the exception of those held by our president. Our president owns 3,000,000 or 39.6% of our issued shares, which is sufficient to substantially control our operations."

Summary, page 6
---------------

5. We note that to date, you have not conducted any exploration on your sole mineral property asset. Please also state that because you have received no revenues from operations, you have received a going concern opinion from your auditors.

         We have stated that because we have not received any revenue from operations, our auditor has indicated that there is substantial doubt about our ability to continue as a going concern.

6. Please include in your summary that you have only one employee, Keith Andrews who is your sole officer and director. Also disclose that he has no experience in mineral exploration and that he only spends 20% of his time on the business.

         We have stated that:

         "We only have one employee, Keith Andrews, who is also our sole officer and director. As Mr. Andrews does not have any experience in mineral property exploration, he will rely on the opinions of geological consultants in assessing our mineral property asset. Mr. Andrews only devotes 20% of his business time to our affairs."

7. In the interest of completeness, please indicate in the first paragraph, as stated elsewhere, that you acquired your interest in the claim for $7,000.

         We have stated the purchase price of the property in the "Summary" section.

The Offering, page 6
--------------------

8. Please add a separate paragraph that briefly explains how the absence of a public market for the common shares impacts share liquidity. You state that your $0.10 price per share was determined based upon the price of your last sale of common stock. Since there is no established public market for your shares, please discuss the factors you considered in determining this price.

         We have added a paragraph entitled "Liquidity" that discusses the absence of a public market for our shares and the resulting impact on liquidity. We have also stated that the $0.10 price per share was arbitrarily chosen and have no relationship to the value of our shares.

Summary Financial Information, page 7
-------------------------------------

9. The cash, total assets, and total stockholders' equity balances in your Summary Financial Information table do not agree with the corresponding balance sheet amounts, Please revise.

         We have revised the balance sheet data so that it corresponds with our financial statements.

Risk Factors, page 7
--------------------

10. Please revise the caption to the first risk factor, "If We Do Not Obtain Additional Financing, Our Business Will Fail," to also indicate that you do not have any arrangements for additional financing.

         We have added the following sentence to the risk factor caption: "We do not have any arrangements for additional financing."

11. You indicate on pages 7 and twenty-four that you currently have sufficient funds to conduct the phase one and two exploration programs. However, after paying the estimated expenses of the offering, it appears that you will only have sufficient funds on hand to conduct phase one of the exploration program. Since we are under the assumption that the offering expenses will be paid prior to initiation of your exploration program, please revise your disclosures to clearly indicate the funds you will have available for your exploration program after payment of the offering expenses. Please ensure you also disclose whether the remaining funds will be sufficient to finance both phases or only phase one of the exploration program.

         We have revised our disclosure to indicate that we will need to raise additional funds to complete the phase two exploration program, given the offering costs.

12. You disclose at the bottom of page 7 that your sources of financing will be the sale of equity capital and, although not currently contemplated, the sale of a partial interest in your property. This disclosure appears inconsistent with your Note 1 disclosure which indicates that additional funding will also be available through advances from your sole director. Please revise or advise.

         We have revised our risk factor disclosure to indicate that our director may loan funds to us for operations, though no specific arrangements have been made in this regard.

13. Please add an additional risk factor that indicates that because your president has no technical experience in mineral exploration, your business has a higher risk of failure.

         We have added the following risk factor:

         "BECAUSE MANAGEMENT HAS NO TECHNICAL EXPERIENCE IN MINERAL EXPLORATION, OUR BUSINESS HAS A HIGHER RISK OF FAILURE.

         None of our directors has any technical training in the field of geology and specifically in the areas of exploring for, starting and operating a mine. As a result, we may not be able to recognize and take advantage of potential acquisition and exploration opportunities in the sector. As well, with no direct training or experience, our management may not be fully aware of the specific requirements related to working in this industry. Their decisions and choices may not be well thought out and our operations, earnings and ultimate financial success may suffer irreparable harm as a result."

14. Revise your heading to delete the reference to "burdensome" government regulation. It is a subjective term and you state in the paragraph that you will incur "modest" costs. If that is the case, further revise this risk factor to clearly indicate the risk.

         We have removed the word "burdensome" from the risk factor and have removed the word "modest" and have disclosed the specific expected cost to the company.

Plan of Distribution, page 15
-----------------------------

15. Please alert investors at the beginning of this section that there is currently no market for any of your shares, and that you cannot give any assurance that the shares offered will have a market value, or that they can be resold at the offered price if and when an active secondary market might develop, or that a public market for your securities may be sustained even if developed.

         We have stated the following:
         "There is currently no market for any of our shares. We cannot provide any assurance that:

         -  the shares offered will have a market value;
         - the shares can be resold at the offered price if and when an active secondary market might develop; or
         - a public market for our securities may be sustained, even if developed.

16. In this regard, please provide comprehensive disclosure as to how and when you expect to have your shares listed or traded. For example, if you anticipate being quoted on the OTC Bulletin Board, clarify how long this takes and whether you have engaged a market maker to apply for quotation on the OTC Bulletin Board on your behalf. Explain what effect quotation on the OTC Bulletin Board will have on your liquidity.

         We have stated the following:

         "Following the effective date of this registration statement, we intend to apply to have our shares quoted for trading on the OTC Bulletin Board. In order to accomplish this, we will need to retain a market maker to file an application on our behalf. We have not engaged a market marker and there is no assurance that we will be able to do so. The application process typically takes approximately two months, though it may take longer. There is no assurance that our stock will be quoted on the OTC Bulletin Board or that a market maker will file an application for quotation on our behalf in order to make a market for our common stock."

17. In this discussion, clarify the manner in which the shareholders intend to offer the shares.

         We have stated the following:

         The selling shareholders may sell some or all of their common stock in one or more transactions, including block transactions. It is anticipated that they will sell their shares in privately arranged transactions. If our shares are quoted for trading on the OTC Bulletin Board, the selling shareholders may sell their shares through its facilities.

Interests of Named Experts and Counsel, page 19
-----------------------------------------------

18. In accordance with Item 509 of Regulation S-B, please include a reference to the geological consultant whose consent is filed as an exhibit to your filing.

         We have included a reference to the geological consultant in this section.

Biographical Information, page 16
---------------------------------

19. You state that Mr. Andrews does not have any professional training or technical credentials in the exploration, development and operations of mines. Please indicate what, if any measure he has taken to familiarize himself with your business.

         Mr. Andrews intends to rely on the expertise of professional geological consultants in making decisions regarding exploration on the River Gold property. In addition, Mr. Andrews is considering taking a course on mineral property prospecting during the fall of 2005 in order to acquire a general understanding of geological formations and mineral occurrences.

Description of Business
In General, page 20
-------------------

20. Expand this section to clearly indicate whether you own the land or just the mineral rights on the property. If you do not own the underlying land, state the owner and your relationship to them. State your relationship, if any, to Terry Loney.

         We have clarified that our interest in the property consists of the right to explore for and remove minerals from the property. We do not have any real property interest in the River Gold claim. The owner of the real property interest in the land covered by the claim is the government of Canada.

         Other than our property agreement, neither we nor our management have any relationship with Mr. Loney.

21. You state that your claims will be valid as long as your incur at least $2,400 of assessment work prior to January 27, 2006. In this regard, please indicate what constitutes an "assessment" and what the requirements are to extend it on an annual basis. In addition, it is extended in perpetuity if you meet annual requirements?

         Our disclosure states that we must complete $2,400 in exploration work on the claim rather than "assessment" work. Our disclosure also indicates that $2,400 will extend the expiry date "on an annual basis". We have added that title to the claim may be extended on this basis in perpetuity, unless the government changes the exploration work requirements, which is not anticipated.

River Gold Claim Mineral Property Purchase Agreement, page 21
-------------------------------------------------------------

22. We note you paid $7,000 for the River Gold claim. Please explain whether this price is comparable to other similar claims, if any, in this area.

         There is no public record of the purchase prices for other claims in the area of the River Gold claim.

Mineralization, page 21
-----------------------

23.      Please explain "Spatial association."

         We have revised the noted sentence to remove the technical term. It now reads as follows:

         "The proximity of these two dominant rock types provides an environment that is conducive to mineralization."

Exploration History, page 21
----------------------------

24. You indicate that no known exploration activity has occurred on the River Gold property. Briefly explain if any other exploration activity has taken place in the same area and if so, the results of that activity. Also explain if your decision to purchase this claim was based solely on the geological report of Mr. Jobin-Bevins.

         We have discussed other known exploration and mining activity in the vicinity of the River Gold property. Our decision to purchase the claim was based on Mr. Jobin-Bevan's geology report on the property, as well as the area's history of mineralization.

25. Also, please discuss your options and the steps you anticipate taking if you find a viable store of minerals in your claim. In this regard, provide information regarding the quantities necessary for you to go forward. Further, to the extent that you discuss your future operations, please provide the status of development and indicate the timeframe for which you anticipate commencing these operations. We may have further comments after reviewing your revised prospectus disclosure.

         We have stated the following:

         "If we discover economic mineralization on the River Gold property that justifies operating the property as a mine, it is likely that we will seek a joint venture agreement with an established mining company that has experience in operating mines and has the personnel, facilities and infrastructure to place a mineral property into production. Because we have not commenced exploration on the River Gold property, it is difficult to determine the time frame to place the River Gold property into production, assuming mining operations are justified. However, we would expect that this would take between five and ten years. The quantity of mineralization that would be necessary to place the property into production would depend on numerous factors including the price for minerals, the amount and grade of minerals found on the property and how close the minerals are located to the property surface."

Compliance with Government Regulation, page 22
----------------------------------------------

26. Please refer to the second paragraph. You state: "when our exploration program proceeds..." Please revise to qualify your statement since there is no assurance that your program will proceed.

         We have qualified our statement to indicate that there is no assurance that the program will proceed.

Plan of Operations, page 24
---------------------------

27. You indicate that your plan for the next twelve months is to complete the recommended phase one and two exploration programs on the River Gold property. Please enhance your disclosure to provide a more in-depth discussion of these programs including the details of your expected spending of $5,000 on phase one and $15,000 on phase two. Also, please provide more detail on the types of general and administrative expenses included in the additional $15,000 you expect to spend.

         We have provided detailed disclosure regarding the exploration to be conducted during the phase one and two exploration programs and have also provided a breakdown of anticipated administrative expenses.

28. We note you have not retained a geologist for your exploration work. Please describe your plans in this regard. Explain what is required and the expected availability of a qualified geologist.

         We have indicated that Mr. Jobin-Bevans, the author of the geology report on the River Gold property, has indicated that subject to availability, he is prepared to conduct the exploration programs.

29. We note that you estimate your total cash requirement over the next twelve months to be approximately $30,000, of which $15,000 of administrative expense will be incurred regardless of whether you initiate phase one of your exploration program. Please disclose how you expect to fund your operations over the next twelve months in the even that you are unable to attract equity financing from the sale of your common stock. In particular, disclose the amount of funding your expect to receive from related party advances under this scenario and whether these advances together with available cash on hand will be sufficient to cover your anticipated administrative expenses and the cost of phases one and two of your exploration program. Also disclose whether initiation of phase one is dependent on raising additional capital or if you intend to initiate phase one prior to obtaining the estimated $30,000 needed for the next 12 months.

         If we are unable to attract sufficient equity financing, Mr. Andrews has indicated that he is prepared to loan funds to us to cover anticipated expenses over the next 12 months. Our initiation of the phase one exploration program will not be contingent on raising additional capital.

Note 1 - Nature and Continuance of Operations
---------------------------------------------

30.      Please disclose your fiscal year-end.

         We have disclosed that our fiscal year end is March 31.


         Yours truly,

         /s/ Keith Andrews

         Northern Way Resources Inc.
         Keith Andrews, President